SUBSEQUENT EVENTS (Detail Textuals) - Subsequent Event - Armistice Capital LLC $ in Thousands	1 Months Ended
Jul. 22, 2021 USD ($) shares
Subsequent Event [Line Items]
Shares, issued | shares	419,673
Proceed from shares issued | $	$ 1,930